FLEMING CAPITAL
                             MUTUAL FUND GROUP, INC.

                                  FLEMING FUND
                             FLEMING FLEDGLING FUND


                               Semi-Annual Report










                                 March 31, 1998

                     FLEMING CAPITAL MUTUAL FUND GROUP, INC.



Dear Shareholder:

We are pleased to express our appreciation for your investment in the Fleming Capital Mutual Fund Group, Inc. We welcome all the new investors to the Fleming Fund and the Fleming Fledgling Fund.

This semi-annual report contains financial statements for each of the Funds from inception on November 13, 1997 for the Fleming Fund and November 14, 1997 for the Fledgling Fund through March 31, 1998. In addition, below is a commentary provided by Jonathan Simon, portfolio manager for the Fleming Fund and Christopher Jones, portfolio manager for the Fleming Fledgling Fund. We hope that you find these comments helpful.

Fleming Fund
------------

As of March 31, 1998, the Fleming Fund was up 19.34% from its launch in November. The Fund has enjoyed a double digit percentage gain in spite of its defensive cash position of approximately 30%. Many of the stocks have performed well so far this year, particularly the following:

            Dayton Hudson                            +29%
            Fisher Scientific                        +66%
            Palm Harbor Homes                        +33%
            Pulitzer Publishing                      +27%
            Ralcorp Holdings                         +23%
            Shopko Stores                            +41%

The standout performer was Fisher Scientific, which underwent a leveraged recapitalization orchestrated by Thomas Lee and Donaldson, Lufkin and Jenrette.

Two of the three pieces of the former Whitman were sold for $25,800, leaving a small holding of Midas at a theoretical cost below zero. The Midas position was increased with a purchase at $15 1/2, since when the stock has risen above $20.

The disappointing areas of the portfolio have been energy, real estate and cash. Fortunately, there has been limited loss of principal but it is difficult to keep up with the stock market when half the engines are not firing. The Fleming Fund continues to make opportunistic purchases of high quality companies and expects to be essentially fully invested by the end of June.

                     FLEMING CAPITAL MUTUAL FUND GROUP, INC.

Fleming Fledgling Fund
----------------------

The Fund finished the period roughly 85% invested and with a total of 58 holdings. From inception on November 14, 1997, through March 31, 1998, the Fund was up 16.18%. Performance was favorable relative to the 9.0% increase in the Russell 2000 index, despite the hindrance of the cash position during the period. Over the same period the Russell 2000 Growth index increased by 10.9%.

The year 1998 began in the same vein as the fourth quarter of 1997, with small cap growth stocks continuing to take a beating throughout most of January in part due to concerns over Asia. This turned around meaningfully in February, as fourth quarter numbers were reported and many of those concerns proved to be overblown.

In general, the tone and leadership of the market appears to be turning in favor of smaller cap growth stocks in general, with the flows of funds into aggressive growth mutual funds also turning positive for the first time in many months. Our priorities are focused on earnings and cash flow growth materially in excess of the market average and, more importantly, companies where we have a high level of confidence in meeting or exceeding Street expectations.

The Fund is now broadly invested in line with our other core small cap portfolios, augmented by a small number of ideas from our micro-cap fund universe. This is likely to remain the case while the Fund remains relatively small in assets.

Thank you again for the trust and confidence you have placed in us and we look forward to continuing to meet your investment goals.

Sincerely,                                  Sincerely,





Jonathan Simon,                             Christopher Jones,
President and Portfolio                     Vice President and Portfolio Manager
Manager of the Fleming Fund                 of the Fleming Fledgling Fund

                                  Fleming Fund


Schedule of Investments March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
      Shares      COMMON STOCKS: 81.0%                           Market Value
--------------------------------------------------------------------------------

                  Banks: 2.5%
      1,000       PNC Bank Corp.................................     $ 59,938
                                                                     --------

                  Diversified Financial: 1.9%
      1,000       SLM Holding Corp..............................       43,625
                                                                     --------

                  Electronics: 4.9%
      1,500       Fisher Scientific International*..............      116,250
                                                                     --------

                  Food: 6.2%
      1,000       Nabisco Holdings - Class A....................       46,875
      2,500       Ral Corp Holdings, Inc.*......................       51,875
      1,500       Richfood Holdings, Inc........................       48,000
                                                                     --------
                                                                      146,750
                                                                     --------
                  Forest Products & Paper: 1.8%
      1,200       Schweitzer-Mauduit International..............       41,400
                                                                     --------

                  Home Builders: 1.9%
      1,200       Palm Harbor Homes, Inc.*......................       44,250
                                                                     --------

                  Insurance: 7.2%
        300       General Re Corp...............................       66,188
      2,300       Medical Assurance, Inc.*......................       66,556
        700       NAC Re Corp...................................       36,706
                                                                     --------
                                                                      169,450
                                                                     --------
                  Investment Management: 1.1%
      1,000       Waddell & Reed Financial*.....................       26,000
                                                                     --------

                  Lodging: 3.3%
      1,000       Marriott International........................       35,938
      1,000       Marriott International, Class A...............       35,813
        250       Sodexho Marriott International*...............        6,641
                                                                     --------
                                                                       78,392
                                                                     --------
                  Machinery - Diversified: 1.5%
      1,000       Idex Corp.....................................       36,375
                                                                     --------


See Accompanying Notes To Financial Statements.
4

                                  Fleming Fund

--------------------------------------------------------------------------------
      Shares                                                     Market Value
--------------------------------------------------------------------------------

                  Media: 7.8%
      1,500       E.W. Scripps Co...............................    $  82,969
        100       Washington Post Co. - Class B*................       53,181
        600       Pulitzer Publishing Co........................       47,925
                                                                    ---------
                                                                      184,075
                                                                    ---------
                  Medical: 4.3%
      3,000       National Healthcare Corp.*....................      101,250
                                                                    ---------

                  Oil & Gas Producers: 3.9%
      1,200       Devon Energy Corp.............................       46,650
      1,400       Pogo Producing Co.............................       44,450
                                                                    ---------
                                                                       91,100
                                                                    ---------
                  Pipelines: 1.8%
        800       Mapco, Inc....................................       41,700
                                                                    ---------

                  Real Estate: 2.4%
      1,600       Security Capital Group - Class B*.............       49,200
      2,000       Security Capital Group - Class B - Wts 98*....        6,625
                                                                    ---------
                                                                       55,825
                                                                    ---------
                  REITS: 7.8%
      2,500       The Price REIT Inc............................      112,030
      2,000       Kirnco Realty Corp............................       70,750
                                                                    ---------
                                                                      182,780
                                                                    ---------
                  Retail: 16.6%
      1,200       Dayton-Hudson Corp............................      105,600
      5,000       Hancock Fabrics...............................       77,812
      3,166       Midas, Inc.*..................................       65,299
      2,300       Shopko Stores, Inc.*..........................       72,880
      3,000       Viking Office Products, Inc.*.................       69,750
                                                                    ---------
                                                                      391,341
                                                                    ---------
                  Resort: 2.2%
        900       Premier Parks, Inc.*..........................       52,200
                                                                    ---------

                  Tools: 1.9%
      1,000       Snap-On, Inc.*................................       45,625
                                                                    ---------

                  TOTAL COMMON STOCKS: 81.0%
                  (cost $1,658,433).............................    1,908,326
                                                                    ---------

See Accompanying Notes To Financial Statements.

                                  Fleming Fund

--------------------------------------------------------------------------------
Principal Amount  SHORT-TERM INVESTMENTS: 17.5%                  Market Value
--------------------------------------------------------------------------------

$412,000          Star Bank Repurchase Agreement,
                  5.00%, dated 3/31/98, due 4/l/98,
                  collateralized by $415,000 GNMA II,
                  7.00%, due July 20, 2018......................    $ 412,000
                                                                    ---------
                  Total Investments
                  (cost $2,070,433): 98.5%......................    2,320,326
                  Other Assets, Less Liabilities: 1.5%..........       34,438
                                                                    ---------
                  NET ASSETS: 100.0% ...........................   $2,354,764
                                                                   ==========

*Non-income producing security





See Accompanying Notes To Financial Statements.
6

                             Fleming Fledgling Fund

Schedule of Investments March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
      Shares      COMMON STOCKS: 82.4%                           Market Value
--------------------------------------------------------------------------------

                  Advertising: 2.9%
        970       Advo, Inc.*...................................    $  26,796
        250       TMP Worldwide, Inc.*..........................       12,750
                                                                    ---------
                                                                       39,546
                                                                    ---------
                  Apparel: 0.7%
        250       Unifi, Inc....................................        9,312
                                                                    ---------

                  Banks: 1.7%
        410       Investors Financial Services*.................       22,550
                                                                    ---------

                  Chemicals: 2.5%
        960       Scotts Co.*...................................       33,240
                                                                    ---------

                  Commercial Services: 15.4%
      2,550       Ace Cash Express, Inc.*.......................       37,133
        100       Acnielson Corp.*..............................       10,575
        940       Coinmack Laundry Corp.*.......................       23,238
      1,430       Data Broadcasting Corp.*......................       18,170
        460       Envoy Corp.*..................................       19,780
        350       Interim Services, Inc.*.......................       11,812
        540       Iron Mountain, Inc.*..........................       20,250
        980       Pierce Leahy Corp.*...........................       11,644
        690       Pittston Brinks...............................       26,305
        800       Rental Service Corp.*.........................       18,600
        700       Specialty Care Network*.......................       11,334
                                                                    ---------
                                                                      208,841
                                                                    ---------
                  Consulting Services: 0.9%
        340       Superior Consulting Holdings*.................       12,197
                                                                    ---------

                  Distribution/Wholesale: 6.1%
        660       Daisytek International Corp.*.................       32,175
        860       Keystone Automotive Industries, Inc.*.........       20,532
        810       Scansource, Inc.*.............................       17,010
        340       Tech Data Corp.*..............................       13,090
                                                                    ---------
                                                                       82,807
                                                                    ---------
                  Electrical Components & Equipment: 1.5%
        470       Vicor Corp.*..................................       20,295
                                                                    ---------

See Accompanying Notes To Financial Statements.

                             Fleming Fledgling Fund

--------------------------------------------------------------------------------
      Shares                                                     Market Value
--------------------------------------------------------------------------------

                  Electronics: 6.7%
        550       BMC Industries, Inc. - Minn...................     $  4,858
        600       Cyberoptics Corp.*............................       16,200
        750       D I I Group, Inc.*............................       16,125
        980       Kemet Corp.*..................................       18,190
        220       Pittway Corp. - Class A.......................       15,620
        585       Solectron Corp.*..............................       20,490
                                                                     --------
                                                                       91,483
                                                                     --------
                  Entertainment: 0.9%
        440       Panavision, Inc.*.............................       11,578
                                                                     --------

                  Hand/Machine Tools: 1.4%
        500       Applied Power, Inc. - Class A.................       19,250
                                                                     --------

                  Health Care: 4.9%
      1,150       Hanger Orthopedic Group*......................       19,333
        500       National Healthcare Corp.*....................       16,875
        810       Physician Sales & Service*....................       19,035
      1,230       Staar Surgical Co.*...........................       11,430
                                                                     --------
                                                                       66,673
                                                                     --------
                  Insurance: 2.1%
        870       Allied Group, Inc.............................       28,058
                                                                     --------

                  Leisure Time: 1.4%
        850       American Classic Voyages*.....................       19,550
                                                                     --------

                  Media: 4.1%
      1,290       Jones Intercable, Inc. - A*...................       23,542
        740       United Video Satellite*.......................       31,450
                                                                     --------
                                                                       54,992
                                                                     --------
                  Miscellaneous Manufacturing: 0.7%
        340       Roper Industries, Inc.........................       10,094
                                                                     --------

                  Oil & Gas Producers: 5.3%
      1,415       Newfield Exploration Co.*.....................       36,878
      1,650       Vintage Petroleum, Inc........................       34,650
                                                                     --------
                                                                       71,528
                                                                     --------

See Accompanying Notes To Financial Statements.
8

                             Fleming Fledgling Fund

--------------------------------------------------------------------------------
      Shares                                                     Market Value
--------------------------------------------------------------------------------

                  Retail: 3.8%
        800       Regis Corp....................................    $  24,000
        348       Sonic Corp.*..................................       11,685
        660       Viking Office Products*.......................       15,345
                                                                    ---------
                                                                       51,030
                                                                    ---------
                  REITS: 2.7%
        480       Kimco Realty Corp.............................       16,980
        790       SL Green Realty Corp..........................       20,194
                                                                    ---------
                                                                       37,174
                                                                    ---------
                  Rental Equipment: 1.8%
        640       Cole National Corp.*..........................       24,720
                                                                    ---------

                  Semiconductors: 1.3%
        460       Xilinx Inc.*..................................       17,221
                                                                    ---------

                  Software: 7.6%
        850       Acxiom Corp.*.................................       21,780
        510       Advent Software, Inc.*........................       24,225
        410       CSG Systems Int'l, Inc.*......................       18,552
      1,250       Integrated Systems, Inc.*.....................       26,952
        600       Pegasystems, Inc.*............................       10,950
                                                                    ---------
                                                                      102,459
                                                                    ---------
                  Transportation: 6.1%
        720       Air Express International.....................       19,111
      1,160       American Freightways Corp.*...................       12,760
        630       Heartland Express, Inc.*......................       17,482
      1,000       Landair Services, Inc.*.......................       33,000
                                                                    ---------
                                                                       82,353
                                                                    ---------
                  TOTAL COMMON STOCKS: 82.4%
                  (cost $974,290)...............................    1,116,951
                                                                    ---------

Principal Amount  SHORT-TERM INVESTMENTS: 15.6%
----------------  -----------------------------
   $211,000       Star Bank Repurchase Agreement,
                  5.00%, dated 3/31/98, due 4/l/98,
                  collateralized by $212,000 GNMA II,
                  7.00%, due July 20, 2018......................      211,000
                                                                    ---------

See Accompanying Notes To Financial Statements.

                             Fleming Fledgling Fund

--------------------------------------------------------------------------------
                                                                 Market Value
--------------------------------------------------------------------------------

                  Total Investments
                  (cost $1,185,290): 98.0%......................   $1,327,951
                  Other Assets, less Liabilities: 2.0%..........       27,427
                                                                   ----------

                  NET ASSETS: 100.0% ...........................   $1,355,378
                                                                   ==========


*Non-income producing security




See Accompanying Notes To Financial Statements.
10

                    FLEMING CAPITAL MUTUAL FUND GROUP, INC.


STATEMENTS OF ASSETS AND LIABILITIES March 31, 1998 (Unaudited)

----------------------------------------------------------------------------------------------------
                                                                    Fleming        Fleming Fledgling
                                                                     Fund                 Fund
----------------------------------------------------------------------------------------------------
ASSETS
Investments in securities at market value
   (cost of $2,070,433 and $1,185,290,
   respectively).............................................      $1,908,326          $1,116,951
Repurchase Agreements (cost of $412,000 and
   $211,000, respectively)...................................         412,000             211,000
Cash.........................................................         103,632                 726
Receivables:
   Dividends and interest ...................................           1,745                 596
   Investment securities sold................................          64,383               7,998
   From Adviser (Note 3).....................................          27,761              26,405
Deferred organization costs, net.............................          47,607              47,657
Other assets ................................................           2,448               1,367
                                                                   ----------          ----------
      Total assets...........................................       2,567,902           1,412,700
                                                                   ----------          ----------

LIABILITIES
Payable for investment securities purchased..................         188,208              33,872
Other accrued expenses.......................................          24,930              23,450
                                                                   ----------          ----------
      Total liabilities......................................         213,138              57,322
                                                                   ----------          ----------

NET ASSETS ..................................................      $2,354,764          $1,355,378
                                                                   ==========          ==========

COMPOSITION OF NET ASSETS
Paid-in capital..............................................      $2,048,457          $1,177,064
Undistributed net investment income..........................           5,319                (408)
Undistributed net realized gain on investments...............          51,094              36,061
Net unrealized appreciation on investments...................         249,894             142,661
                                                                   ----------          ----------
      Net assets.............................................      $2,354,764          $1,355,378
                                                                   ==========          ==========

Number of shares issued and outstanding
   (100,000,000 shares authorized, $.001
   par value, per Fund)......................................         197,884             116,800
                                                                   ==========          ==========
   Net asset value per share.................................      $    11.90          $    11.60
                                                                   ==========          ==========

See Accompanying Notes To Financial Statements.

                    FLEMING CAPITAL MUTUAL FUND GROUP, INC.


STATEMENTS OF OPERATIONS (Unaudited)

---------------------------------------------------------------------------------------------------
                                                                Fleming         Fleming Fledgling
                                                                  Fund                  Fund
---------------------------------------------------------------------------------------------------
                                                                November              November
                                                              13, 1997* to         14, 1997* to
                                                             March 31, 1998       March 31, 1998
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Income:
   Interest income......................................         $   8,657         $   5,350
   Dividend income......................................             7,808             1,338
                                                                 ---------         ---------
      Total income......................................            16,465             6,688

Expenses:
   Administration fees .................................            15,343            15,123
   Fund accounting fees.................................             7,671             7,561
   Audit fees...........................................             6,622             6,527
   Transfer agent fees..................................             5,562             5,483
   Advisory fees........................................             5,407             4,125
   Legal fees...........................................             3,836             3,781
   Amortization of deferred organization costs..........             3,416             3,367
   Directors fees.......................................             3,164             3,119
   Insurance............................................             2,685             2,647
   Custodian fees.......................................             2,244             2,212
   Miscellaneous expenses...............................             1,918             1,891
   Reports to shareholders..............................             1,151             1,134
   Registration fees....................................               921               909
                                                                 ---------         ---------
      Total expenses....................................            59,940            57,879
      Expenses reimbursed/waived........................           (52,426)          (52,391)
                                                                 ---------         ---------
      Net expenses......................................             7,514             5,488
                                                                 ---------         ---------
Net investment income ..................................             8,951             1,200
                                                                 ---------         ---------

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain on investments........................            51,094            36,061
Net change in unrealized appreciation
   on investments.......................................           249,894           142,661
                                                                 ---------         ---------
Net gain on investments.................................           300,988           178,722
                                                                 ---------         ---------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .....................................         $ 309,939         $ 179,922
                                                                 =========         =========

*Commencement of Operations

See Accompanying Notes To Financial Statements.
12

                    FLEMING CAPITAL MUTUAL FUND GROUP, INC.


STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

------------------------------------------------------------------------------------------------
                                                                  Fleming     Fleming Fledgling
                                                                   Fund             Fund
------------------------------------------------------------------------------------------------
                                                                 November         November
                                                               13, 1997* to      14, 1997* to
                                                              March 31, 1998    March 31, 1998
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income...............................         $    8,951       $    1,200
   Net realized gain on investments ...................             51,094           36,061
   Net change in unrealized appreciation on
      investments......................................            249,894          142,661
                                                                ----------       ----------
   Net increase in net assets resulting from
      operations.......................................            309,939          179,922
                                                                ----------       ----------

Distributions to shareholders:
   From net investment income..........................             (3,632)          (1,608)
   From net realized gain on investments
      transactions.....................................                  -                -
                                                                ----------       ----------
   Total distributions.................................             (3,632)          (1,608)
                                                                ----------       ----------

Capital share transactions:
   Proceeds from shares sold...........................          1,944,825        1,075,456
   Net asset value of shares issued on reinvestment
      of distributions.................................              3,632            1,608
   Cost of shares redeemed.............................                  -                -
                                                                ----------       ----------
Net increase from capital share transactions...........          1,948,457        1,077,064
                                                                ----------       ----------

Net increase in net assets ............................          2,254,764        1,255,378

NET ASSETS
Beginning of period....................................            100,000          100,000
End of period (including undistributed net
   investment income of $5,319 and ($408),
   respectively).......................................         $2,354,764       $1,355,378
                                                                ==========       ==========

CHANGE IN SHARES
Shares sold............................................            187,537          106,642
Shares issued on reinvestment of distributions.........                347              158
Shares Redeemed........................................                  0                0
                                                                ----------       ----------
Net increase ..........................................            187,884          106,800
                                                                ==========       ==========

*Commencement of Operations


See Accompanying Notes To Financial Statements.

                    FLEMING CAPITAL MUTUAL FUND GROUP, INC.

FINANCIAL HIGHLIGHTS (Unaudited)
--------------------------------------------------------------------------------

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.

                                                                  Fleming         Fleming Fledgling
                                                                    Fund                 Fund
------------------------------------------------------------------------------------------------------
                                                                  November             November
                                                                13, 1997* to         14, 1997* to
                                                               March 31, 1998       March 31, 1998
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ..........................    $10.00                $10.00
                                                                   ------                ------

Income from Investment Operations
Net Investment Income..........................................      0.08                  0.03
Net Realized and Unrealized gains on Investments...............      1.85                  1.59
                                                                   ------                ------

Total from Investment Operations...............................      1.93                  1.62
                                                                   ------                ------

Less Distributions:
Dividends from Net Investment Income#..........................     (0.03)                (0.02)
                                                                   ------                ------

Net Asset Value, End of Period ................................    $11.90                $11.60
                                                                   ======                ======

Total Return+..................................................     19.34%                16.18%

Net Assets at End of Period (000's)............................    $2,355                $1,355

Ratio of Expenses to Average Net Assets
Before Expense Reimbursement++.................................      9.83%                13.80%
After Expense Reimbursement++..................................      1.25%                 1.35%

Ratio of Net Investment Income to Average
   Net Assets (Net of Expense Reimbursement)++.................      1.47%                 0.29%

Portfolio Turnover Rate+.......................................     32.01%                35.20%

Average Commission Rate Paid(1)................................   $0.0685               $0.0566

*Commencement of operations
#Net investment income per share has been computed before adjustments for book/tax differences
+Not annualized
++Annualized
(1)The Funds are required to disclose the average commission rate paid per share of common stock investments purchased or sold.

See Accompanying Notes To Financial Statements.
14

                    FLEMING CAPITAL MUTUAL FUND GROUP, INC.

Notes to Financial Statements at March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
1.    Organization

The Fleming Capital Mutual Fund Group, Inc., (the "Group"), was organized as a Maryland corporation on August 19, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Group consist of two separate series: the Fleming Fund and the Fleming Fledgling Fund (each a "Fund" and collectively the "Funds"). Robert Fleming, Inc. (the "Adviser") serves as the investment adviser to the Funds and purchased 10,000 shares of each Fund on September 26, 1997 to capitalize Funds. Investment operations began on November 13, 1997 for the Fleming Fund and November 14, 1997 for the Fleming Fledgling Fund.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Group in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

      A. Investment Valuation. Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are traded. Short-term investments with maturities of sixty days or less are valued at amortized cost. Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board.

      B. Repurchase Agreements. The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      C. Organization Costs. Costs incurred by the Funds in connection with their organization, registration and the initial public offering of shares have been deferred and will be amortized over 5 years. If any of the

                    FLEMING CAPITAL MUTUAL FUND GROUP, INC.

--------------------------------------------------------------------------------
            original shares of the Funds are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized expenses as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares outstanding at the time of redemption.

      D. Federal Income and Excise Taxes. The Funds intend to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

      E. Distributions to Shareholders. Dividends from net investment income will be declared and paid annually. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

      F. Investment Transactions and Investment Income. Investment transactions are accounted for on trade date. The Funds determine the gain or loss realized from investment transactions. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts are accredited and premiums are amortized as adjustments to interest income and the identified costs of investments.

3.    Investment Adviser and Other Transactions with Affiliates

The Group has an Investment Advisory Agreement with the Adviser to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds pay the Adviser equal to the following annual percentage of average daily net assets:

      Fleming Fund                    0.90%
      Fledgling Fund                  1.00%

The Adviser has agreed to voluntarily reduce fees for expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed the expense limitation of 1.25% for the Fleming Fund and 1.35% for the Fleming Fledgling
16

                    FLEMING CAPITAL MUTUAL FUND GROUP, INC.

--------------------------------------------------------------------------------
Fund of average daily net assets. For the Fleming Fund, during the period from November 13, 1997 (inception) to March 31, 1998, the Adviser reimbursed and waived $52,426 of expenses. For the Fleming Fledgling Fund, during the period from November 14, 1997 (inception) to March 31, 1998, the Adviser reimbursed and waived $52,391 of expenses. The Investment Advisory Agreement permits the Adviser to seek reimbursement of any reductions made to its advisory fees and payments made to limit expenses which are the responsibility of the Fund's within the three-year period following such reduction, subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations.

Investment Company Administration Corporation is the Administrator to the Funds pursuant to an Administration Agreement. Each Fund will pay the Administrator an annual fee equal to 0.10% of the first $200 million of average daily net assets, 0.05% of the next $300 million, and 0.03% of assets over $500 million, payable monthly and subject to a minimum annual fee of $40,000 per fund.

First Fund Distributors, Inc. serves as the Distributor to the Funds pursuant to a Distribution Agreement. The Distributor receives no fee for its distribution services.

Each independent Director is compensated by the Group at an annual rate of $5,000 plus related travel expenses.

Certain officers of the Adviser, Administrator and Distributor are also officers and/or Directors of the Funds.

4.    Investment Transactions

The  aggregate   purchases  and  sales  of  securities,   excluding   short-term
investments, for the Funds are summarized below:
                                                                    Fleming
                                         Fleming Fund           Fledgling Fund
                                         ------------           --------------
                                       November 13, 1997      November 14, 1997
                                       to March 31, 1998      to March 31, 1998

      Purchases                           $1,971,785             $1,083,843
      Sales                               $  364,446             $  145,613

At March 31, 1998, the Fleming Fund and the Fleming Fledgling Fund had gross unrealized appreciation and depreciation of investments, based on cost for the federal income tax purposes of $2,070,433 and $1,185,290, respectively, as follows:

                                          Fleming Fund          Fledgling Fund
                                          ------------          --------------
      Gross appreciation                    $252,856               $163,965
      Gross depreciation                      (2,962)               (21,304)
                                            --------               --------
      Net appreciation on investments       $249,894               $142,661
                                            ========               ========

Corporation:
FLEMING CAPITAL MUTUAL FUND GROUP, INC.


Funds:
FLEMING FUND
FLEMING FLEDGLING FUND


Adviser:
ROBERT FLEMING, INC.


Distributor:
FIRST FUND DISTRIBUTORS, INC.

Administrator:
INVESTMENT COMPANY ADMINISTRATION CORPORATION


Legal Counsel:
MORGAN, LEWIS & BOCKIUS LLP


Independent Auditors:
ERNST & YOUNG LLP